SoFi Select 500 ETF

Schedule of Investments

November 30, 2024 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Advertising - 0.2%
Omnicom Group, Inc. (a)	2,511	$263,203
The Trade Desk, Inc. - Class A (b)	11,561	1,486,167
		1,749,370

Aerospace & Defense - 1.4%
General Dynamics Corp.	3,538	1,004,827
General Electric Co.	8,631	1,572,223
Howmet Aerospace, Inc.	7,760	918,629
L3Harris Technologies, Inc.	4,226	1,040,652
Lockheed Martin Corp.	3,052	1,615,759
Northrop Grumman Corp.	2,010	984,197
RTX Corp.	30,967	3,772,710
The Boeing Co. (b)	9,227	1,434,245
TransDigm Group, Inc.	1,188	1,488,528
		13,831,770

Agriculture - 0.5%
Altria Group, Inc.	18,383	1,061,435
Archer-Daniels-Midland Co.	4,599	251,105
Bunge Global SA	1,457	130,751
Philip Morris International, Inc.	23,757	3,161,106
		4,604,397

Airlines - 0.2%
Delta Air Lines, Inc.	8,838	564,041
Southwest Airlines Co. (a)	20,883	675,774
United Airlines Holdings, Inc. (b)	4,457	431,571
		1,671,386

Apparel - 0.2%
Deckers Outdoor Corp. (b)	2,645	518,314
Nike, Inc. - Class B	12,837	1,011,171
		1,529,485

Auto Manufacturers - 1.2%
Cummins, Inc.	1,721	645,444
Ford Motor Co.	61,194	681,089
General Motors Co.	14,119	784,875
PACCAR, Inc. (a)	6,616	774,072
Tesla, Inc. (b)	27,441	9,471,536
		12,357,016

Banks - 4.6%
Bank of America Corp.	130,398	6,195,209
Citigroup, Inc.	36,800	2,608,016
Citizens Financial Group, Inc.	5,715	275,120
Fifth Third Bancorp	11,445	550,047
First Citizens BancShares, Inc. - Class A (a)	332	761,940
Huntington Bancshares, Inc.	24,079	433,663
JPMorgan Chase & Co.	63,268	15,799,285
KeyCorp	12,378	241,123
M&T Bank Corp. (a)	2,576	566,694
Morgan Stanley	25,206	3,317,362
Northern Trust Corp.	6,027	669,961

Regions Financial Corp.	11,768	320,796
State Street Corp.	6,494	639,724
The Bank of New York Mellon Corp.	20,343	1,665,481
The Goldman Sachs Group, Inc.	7,311	4,449,255
The PNC Financial Services Group, Inc.	6,147	1,319,884
Truist Financial Corp.	11,949	569,728
U.S. Bancorp	26,626	1,418,900
Wells Fargo & Co.	44,391	3,381,263
		45,183,451

Beverages - 0.8%
Brown-Forman Corp. - Class B (a)	4,068	171,181
Constellation Brands, Inc. - Class A	2,226	536,355
Keurig Dr Pepper, Inc.	16,418	536,048
Monster Beverage Corp. (b)	10,013	552,017
PepsiCo, Inc.	17,249	2,819,349
The Coca-Cola Co.	52,456	3,361,380
		7,976,330

Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (b)	4,545	1,150,203
Amgen, Inc.	12,265	3,469,401
Biogen, Inc. (b)	1,547	248,495
BioMarin Pharmaceutical, Inc. (b)	5,475	361,514
Corteva, Inc. (a)	9,451	588,230
Gilead Sciences, Inc.	40,595	3,758,285
Illumina, Inc. (b)	2,363	340,626
Incyte Corp. (b)	5,035	375,561
Moderna, Inc. (a)(b)	2,697	116,133
Regeneron Pharmaceuticals, Inc. (b)	1,581	1,186,098
Royalty Pharma PLC - Class A	9,362	249,591
Vertex Pharmaceuticals, Inc. (b)	8,603	4,027,322
		15,871,459

Building Materials - 0.6%
Builders FirstSource, Inc. (b)	1,023	190,759
Carrier Global Corp.	13,412	1,037,686
CRH PLC	8,218	840,455
Johnson Controls International PLC	8,230	690,168
Lennox International, Inc. (a)	435	290,201
Martin Marietta Materials, Inc. (a)	820	492,000
Masco Corp.	2,485	200,192
Owens Corning	1,022	210,144
Trane Technologies PLC	3,539	1,473,003
Vulcan Materials Co.	1,519	437,669
		5,862,277

Chemicals - 0.8%
Air Products and Chemicals, Inc.	2,512	839,837
Albemarle Corp. (a)	939	101,130
Celanese Corp.	1,508	110,401
CF Industries Holdings, Inc.	1,401	125,614
Dow, Inc. (a)	8,462	374,105
DuPont de Nemours, Inc.	8,761	732,332
Eastman Chemical Co.	1,232	129,015
Ecolab, Inc.	3,830	952,789
International Flavors & Fragrances, Inc.	3,095	282,759
Linde PLC	5,978	2,755,798
LyondellBasell Industries NV - Class A	3,070	255,854
PPG Industries, Inc.	2,934	364,901

RPM International, Inc.	1,541	213,860
The Sherwin-Williams Co.	2,699	1,072,583
		8,310,978

Commercial Services - 1.6%
Automatic Data Processing, Inc.	5,387	1,653,432
Block, Inc. - Class A (b)	23,049	2,040,989
Booz Allen Hamilton Holding Corp.	2,439	361,411
Cintas Corp.	4,819	1,088,082
Corpay, Inc. (b)	1,023	389,947
Equifax, Inc.	1,738	454,591
Global Payments, Inc.	4,663	554,711
Moody’s Corp.	3,290	1,644,934
PayPal Holdings, Inc. (b)	14,686	1,274,304
Quanta Services, Inc.	2,704	931,582
Rollins, Inc.	5,022	252,757
S&P Global, Inc.	5,996	3,132,970
TransUnion	6,560	665,840
United Rentals, Inc.	1,051	910,166
Verisk Analytics, Inc.	1,669	491,037
		15,846,753

Computers - 6.4%
Accenture PLC - Class A	8,026	2,908,382
Apple, Inc.	179,904	42,696,616
Cognizant Technology Solutions Corp. - Class A (a)	5,691	458,069
Crowdstrike Holdings, Inc. - Class A (b)	11,800	4,082,446
Dell Technologies, Inc. - Class C (a)	4,196	535,368
EPAM Systems, Inc. (b)	712	173,671
Fortinet, Inc. (b)	9,950	945,747
Gartner, Inc. (b)	956	495,141
Hewlett Packard Enterprise Co.	17,405	369,334
HP, Inc. (a)	10,873	385,230
International Business Machines Corp.	23,860	5,426,003
Leidos Holdings, Inc.	2,075	343,205
NetApp, Inc.	2,368	290,411
Pure Storage, Inc. - Class A (b)	17,201	911,481
Seagate Technology Holdings PLC	6,429	651,451
Super Micro Computer, Inc. (a)(b)	30,603	998,882
Western Digital Corp. (b)	12,338	900,551
Zscaler, Inc. (b)	4,682	967,254
		63,539,242

Cosmetics & Personal Care - 0.8%
Colgate-Palmolive Co.	13,981	1,350,984
Kenvue, Inc.	25,321	609,730
The Estee Lauder Company, Inc. - Class A	3,253	234,606
The Procter & Gamble Co.	29,333	5,258,234
		7,453,554

Distribution & Wholesale - 0.2%
Copart, Inc. (b)	11,735	743,882
Fastenal Co.	6,792	567,539
W.W. Grainger, Inc.	542	653,294
Watsco, Inc. (a)	405	223,398
		2,188,113

Diversified Financial Services - 3.5%
American Express Co.	9,403	2,864,906
Ameriprise Financial, Inc.	1,733	994,690

Apollo Global Management, Inc.	10,453	1,829,589
Ares Management Corp. - Class A (a)	3,128	552,812
Blackrock, Inc.	2,187	2,236,864
Capital One Financial Corp.	5,974	1,147,068
Cboe Global Markets, Inc.	1,226	264,632
CME Group, Inc. - Class A	5,822	1,385,636
Coinbase Global, Inc. - Class A (b)	7,756	2,297,327
Discover Financial Services	4,524	825,313
Intercontinental Exchange, Inc.	11,464	1,845,245
LPL Financial Holdings, Inc.	1,201	390,505
Mastercard, Inc. - Class A	12,749	6,794,452
Nasdaq, Inc.	7,168	594,872
Raymond James Financial, Inc.	2,632	445,545
Synchrony Financial	8,820	595,526
T. Rowe Price Group, Inc. (a)	2,726	337,588
The Charles Schwab Corp.	17,778	1,471,307
Visa, Inc. - Class A	23,446	7,387,366
		34,261,243

Electric - 1.5%
Alliant Energy Corp. (a)	2,830	178,856
Ameren Corp.	2,883	272,126
American Electric Power Co., Inc.	6,269	626,022
CenterPoint Energy, Inc. (a)	6,630	216,271
CMS Energy Corp.	3,010	209,827
Consolidated Edison, Inc.	3,722	374,396
Constellation Energy Corp.	5,313	1,363,103
Dominion Energy, Inc.	7,645	449,144
DTE Energy Co.	1,672	210,304
Duke Energy Corp.	10,171	1,190,516
Edison International	5,015	440,066
Entergy Corp.	2,037	318,118
Evergy, Inc.	2,471	159,701
Eversource Energy	10,787	695,654
Exelon Corp.	16,545	654,520
FirstEnergy Corp.	10,264	436,733
NextEra Energy, Inc.	26,722	2,102,220
NRG Energy, Inc.	2,916	296,295
PG&E Corp.	32,577	704,640
PPL Corp.	8,948	312,554
Public Service Enterprise Group, Inc.	5,350	504,505
Sempra	5,415	507,223
The AES Corp.	18,472	240,875
The Southern Co.	13,144	1,171,525
Vistra Corp.	4,370	698,501
WEC Energy Group, Inc. (a)	3,347	338,214
Xcel Energy, Inc.	5,497	398,862
		15,070,771

Electrical Components & Equipment - 0.4%
AMETEK, Inc.	2,776	539,599
Eaton Corp. PLC	6,286	2,359,890
Emerson Electric Co. (a)	7,324	971,162
		3,870,651

Electronics - 0.6%
Amphenol Corp. - Class A	18,345	1,332,764
Fortive Corp.	5,416	429,651
Garmin Ltd.	1,960	416,696
Honeywell International, Inc.	8,893	2,071,447

Hubbell, Inc. (a)	811	373,133
Keysight Technologies, Inc. (a)(b)	1,883	321,692
Mettler-Toledo International, Inc. (b)	222	277,766
TE Connectivity PLC	3,413	515,773
		5,738,922

Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (a)(b)	1,299	92,683
First Solar, Inc. (b)	4,473	891,335
		984,018

Engineering & Construction - 0.1%
EMCOR Group, Inc.	838	427,481
Jacobs Solutions, Inc.	1,766	249,412
		676,893

Entertainment - 0.2%
DraftKings, Inc. - Class A (a)(b)	16,515	720,880
Flutter Entertainment PLC (a)(b)	2,511	693,839
Live Nation Entertainment, Inc. (b)	3,347	462,723
		1,877,442

Environmental Control - 0.2%
Pentair PLC	1,907	207,844
Republic Services, Inc.	2,870	626,521
Veralto Corp.	3,011	325,760
Waste Management, Inc.	5,184	1,183,093
		2,343,218

Food - 0.5%
Conagra Brands, Inc.	6,046	166,567
General Mills, Inc. (a)	6,098	404,054
Kellanova	2,888	234,766
Lamb Weston Holdings, Inc. (a)	1,719	132,776
McCormick & Co., Inc.	3,220	252,480
Mondelez International, Inc. - Class A	17,413	1,130,974
Sysco Corp.	6,066	467,749
The Hershey Co. (a)	1,886	332,181
The J.M. Smucker Co.	3,892	458,439
The Kraft Heinz Co.	9,795	313,146
The Kroger Co.	9,531	582,153
Tyson Foods, Inc. - Class A	8,944	576,888
		5,052,173

Forest Products & Paper - 0.0%(c)
International Paper Co. (a)	3,469	204,081

Gas - 0.0%(c)
Atmos Energy Corp.	1,468	222,138
NiSource, Inc.	4,475	170,453
		392,591

Hand & Machine Tools - 0.0%(c)
Snap-on, Inc.	675	249,541
Stanley Black & Decker, Inc.	2,056	183,909
		433,450

Healthcare - Products - 2.4%
Abbott Laboratories	23,195	2,754,870
Agilent Technologies, Inc.	2,936	405,080

Align Technology, Inc. (b)	1,140	265,358
Baxter International, Inc. (a)	20,627	695,336
Boston Scientific Corp. (b)	38,056	3,450,157
Danaher Corp.	5,534	1,326,444
Edwards Lifesciences Corp. (a)(b)	7,765	554,033
Exact Sciences Corp. (b)	3,806	236,276
GE HealthCare Technologies, Inc.	5,254	437,238
Hologic, Inc. (b)	2,472	196,524
IDEXX Laboratories, Inc. (b)	1,214	512,004
Insulet Corp. (b)	2,720	725,642
Intuitive Surgical, Inc. (b)	6,822	3,697,524
Medtronic PLC	18,930	1,638,202
ResMed, Inc. (a)	2,084	518,958
Revvity, Inc. (a)	1,411	163,874
Solventum Corp. (a)(b)	1,888	135,011
STERIS PLC	2,838	621,692
Stryker Corp.	5,025	1,970,554
Teleflex, Inc.	648	124,967
The Cooper Cos, Inc. (b)	3,356	350,568
Thermo Fisher Scientific, Inc.	4,650	2,462,779
Waters Corp. (a)(b)	615	236,603
West Pharmaceutical Services, Inc.	735	239,375
Zimmer Biomet Holdings, Inc.	3,521	394,704
		24,113,773

Healthcare - Services - 1.5%
Centene Corp. (b)	6,957	417,420
Elevance Health, Inc.	2,992	1,217,624
HCA Healthcare, Inc.	3,026	990,168
Humana, Inc.	1,668	494,362
IQVIA Holdings, Inc. (b)	2,501	502,301
Labcorp Holdings, Inc.	926	223,314
Molina Healthcare, Inc. (b)	1,001	298,198
Quest Diagnostics, Inc.	1,113	181,040
The Cigna Group	5,151	1,740,008
UnitedHealth Group, Inc.	14,548	8,877,190
		14,941,625

Home Builders - 0.2%
D.R. Horton, Inc.	3,944	665,668
Lennar Corp. - Class A	3,046	531,192
NVR, Inc. (b)	29	267,832
PulteGroup, Inc.	2,429	328,571
		1,793,263

Household Products & Wares - 0.2%
Avery Dennison Corp.	830	170,939
Church & Dwight Co., Inc.	3,817	420,366
Kimberly-Clark Corp.	4,054	564,925
The Clorox Co.	2,360	394,521
		1,550,751

Insurance - 3.0%
Aflac, Inc.	6,218	708,852
American International Group, Inc.	6,100	468,968
Aon PLC - Class A	3,235	1,266,632
Arch Capital Group Ltd.	9,860	993,099
Arthur J Gallagher & Co.	5,047	1,575,875
Berkshire Hathaway, Inc. - Class B (b)	17,042	8,231,627
Brown & Brown, Inc.	3,766	425,935

Chubb Ltd.	7,436	2,146,996
Cincinnati Financial Corp.	3,257	520,566
Erie Indemnity Co. - Class A	621	273,588
Everest Group Ltd.	823	318,962
Markel Group, Inc. (b)	163	290,616
Marsh & McLennan Company, Inc.	7,484	1,745,493
MetLife, Inc.	9,270	817,892
Principal Financial Group, Inc.	2,405	209,452
Prudential Financial, Inc.	6,218	804,671
The Allstate Corp.	6,628	1,374,581
The Hartford Financial Services Group, Inc.	4,457	549,593
The Progressive Corp.	19,196	5,161,421
The Travelers Company, Inc.	4,658	1,239,214
W.R. Berkley Corp.	4,826	311,518
Willis Towers Watson PLC	1,484	477,848
		29,913,399

Internet - 12.0%
Airbnb, Inc. - Class A (b)	7,410	1,008,575
Alphabet, Inc. - Class A	96,145	16,243,698
Amazon.com, Inc. (b)	219,167	45,562,627
Booking Holdings, Inc.	491	2,554,172
CDW Corp.	1,566	275,506
DoorDash, Inc. - Class A (b)	9,583	1,729,540
eBay, Inc. (a)	7,534	476,827
Expedia Group, Inc. - Class A (b)	1,979	365,363
Gen Digital, Inc.	7,827	241,463
GoDaddy, Inc. - Class A (a)(b)	3,765	743,851
Meta Platforms, Inc. - Class A	52,412	30,101,260
Netflix, Inc. (b)	8,180	7,254,106
Okta, Inc. - Class A (b)	6,107	473,659
Palo Alto Networks, Inc. (b)	11,022	4,274,552
Pinterest, Inc. - Class A (a)(b)	15,815	479,511
Snap, Inc. - Class A (b)	12,826	151,475
Uber Technologies, Inc. (b)	98,743	7,105,546
VeriSign, Inc. (b)	1,116	208,893
		119,250,624

Iron & Steel - 0.1%
Nucor Corp.	1,879	290,662
Reliance, Inc. (a)	559	179,573
Steel Dynamics, Inc.	1,362	197,858
		668,093

Leisure Time - 0.3%
Carnival Corp. (b)	28,289	719,389
Royal Caribbean Cruises Ltd.	10,377	2,532,611
		3,252,000

Lodging - 0.3%
Hilton Worldwide Holdings, Inc.	3,741	948,119
Las Vegas Sands Corp. (a)	20,481	1,086,722
Marriott International, Inc. - Class A	3,010	870,161
		2,905,002

Machinery - Construction & Mining - 0.7%
Caterpillar, Inc. (a)	6,061	2,461,433
GE Vernova, Inc. (b)	9,316	3,112,662
Vertiv Holdings Co. - Class A	9,672	1,234,147
		6,808,242

Machinery - Diversified - 0.5%
Deere & Co.	2,354	1,096,729
Dover Corp.	1,553	319,763
IDEX Corp.	840	193,729
Ingersoll Rand, Inc.	6,577	685,126
Otis Worldwide Corp.	5,048	519,843
Rockwell Automation, Inc.	1,273	375,713
Westinghouse Air Brake Technologies Corp.	2,923	586,412
Xylem, Inc.	7,924	1,004,367
		4,781,682

Media - 0.7%
Charter Communications, Inc. - Class A (a)(b)	949	376,720
Comcast Corp. - Class A	55,947	2,416,351
FactSet Research Systems, Inc. (a)	511	250,732
The Walt Disney Co.	33,900	3,982,233
Warner Bros Discovery, Inc. (b)	21,213	222,312
		7,248,348

Mining - 0.3%
Freeport-McMoRan, Inc.	24,502	1,082,988
Newmont Corp.	50,150	2,103,291
Southern Copper Corp.	1	98
		3,186,377

Miscellaneous Manufacturers - 0.6%
3M Co.	13,302	1,776,216
Axon Enterprise, Inc. (b)	2,116	1,368,967
Carlisle Companies, Inc.	348	158,932
Illinois Tool Works, Inc.	3,190	885,289
Parker-Hannifin Corp.	1,717	1,206,879
Teledyne Technologies, Inc. (b)	571	277,083
Textron, Inc.	2,836	242,847
		5,916,213

Office & Business Equipment - 0.0%(c)
Zebra Technologies Corp. - Class A (b)	426	173,382

Oil & Gas - 1.3%
Chevron Corp.	16,087	2,604,968
ConocoPhillips	11,167	1,209,834
Coterra Energy, Inc.	6,065	162,057
Devon Energy Corp.	5,630	213,658
Diamondback Energy, Inc.	2,825	501,692
EOG Resources, Inc.	5,437	724,535
EQT Corp.	4,494	204,207
Expand Energy Corp. (a)	1,345	133,101
Exxon Mobil Corp.	44,123	5,204,749
Hess Corp.	4,052	596,373
Marathon Petroleum Corp.	3,145	491,092
Occidental Petroleum Corp. (a)	6,349	321,132
Phillips 66	4,623	619,390
Valero Energy Corp.	2,621	364,529
		13,351,317

Oil & Gas Services - 0.2%
Baker Hughes Co.	18,920	831,534
Halliburton Co.	10,633	338,768
Schlumberger NV	24,045	1,056,537
		2,226,839

Packaging & Containers - 0.1%
Ball Corp.	3,230	200,777
Packaging Corp. of America	916	227,946
Smurfit WestRock PLC (a)	6,190	340,574
		769,297

Pharmaceuticals - 5.2%
AbbVie, Inc.	31,223	5,711,623
Becton Dickinson & Co.	5,242	1,163,200
Bristol-Myers Squibb Co.	27,818	1,647,382
Cardinal Health, Inc.	6,266	765,956
Cencora, Inc.	2,892	727,483
CVS Health Corp.	23,739	1,420,779
Dexcom, Inc. (b)	8,562	667,750
Eli Lilly & Co.	26,884	21,382,189
Johnson & Johnson	27,731	4,298,582
McKesson Corp.	1,784	1,121,244
Merck & Co., Inc.	77,900	7,917,756
Pfizer, Inc.	124,379	3,259,974
Viatris, Inc.	31,723	415,254
Zoetis, Inc.	6,828	1,196,607
		51,695,779

Pipelines - 0.3%
Cheniere Energy, Inc.	1,488	333,327
Kinder Morgan, Inc.	20,164	570,036
ONEOK, Inc.	6,883	781,909
Targa Resources Corp.	2,451	500,739
The Williams Company, Inc.	12,949	757,776
		2,943,787

Private Equity - 0.7%
Blackstone, Inc.	14,963	2,859,280
KKR & Co., Inc.	26,588	4,330,387
		7,189,667

Real Estate - 0.1%
CBRE Group, Inc. - Class A (b)	4,865	681,051
CoStar Group, Inc. (a)(b)	5,510	448,184
		1,129,235

Retail - 3.2%
AutoZone, Inc. (b)	228	722,655
Best Buy Co., Inc. (a)	2,301	207,090
Burlington Stores, Inc. (b)	1,059	298,511
CarMax, Inc. (a)(b)	1,627	136,619
Carvana Co. - Class A (a)(b)	1,319	343,494
Chipotle Mexican Grill, Inc. (b)	24,168	1,486,815
Costco Wholesale Corp.	5,810	5,646,623
Darden Restaurants, Inc. (a)	1,653	291,374
Dollar General Corp.	2,697	208,397
Dollar Tree, Inc. (b)	2,683	191,217
Domino’s Pizza, Inc. (a)	356	169,524
Ferguson Enterprises, Inc.	2,096	452,589
Genuine Parts Co. (a)	1,626	206,063
Lowe’s Company, Inc.	5,667	1,543,861
McDonald’s Corp.	9,331	2,762,069
O’Reilly Automotive, Inc. (b)	798	992,090

Ross Stores, Inc.	5,016	776,828
Starbucks Corp. (a)	13,812	1,415,178
Target Corp.	5,417	716,723
The Home Depot, Inc.	10,788	4,629,455
The TJX Company, Inc.	15,742	1,978,612
Tractor Supply Co. (a)	1,223	346,928
Ulta Beauty, Inc. (b)	534	206,466
Walmart, Inc.	59,576	5,510,780
Williams-Sonoma, Inc. (a)	1,282	220,530
Yum! Brands, Inc.	3,378	469,339
		31,929,830

Semiconductors - 22.3%
Advanced Micro Devices, Inc. (b)	102,898	14,115,033
Analog Devices, Inc.	4,538	989,511
Applied Materials, Inc.	9,735	1,700,802
Broadcom, Inc.	168,429	27,298,972
Entegris, Inc.	2,843	300,306
Intel Corp.	127,728	3,071,858
KLA Corp.	1,454	940,781
Lam Research Corp.	12,259	905,695
Marvell Technology, Inc.	10,777	998,920
Microchip Technology, Inc.	4,051	276,157
Micron Technology, Inc.	65,652	6,430,613
Monolithic Power Systems, Inc.	770	437,083
NVIDIA Corp.	1,155,643	159,767,645
ON Semiconductor Corp. (b)	4,215	299,771
QUALCOMM, Inc.	13,013	2,062,951
Skyworks Solutions, Inc.	1,749	153,195
Teradyne, Inc.	2,145	235,950
Texas Instruments, Inc.	7,726	1,553,158
		221,538,401

Software - 11.6%
Adobe, Inc. (b)	7,322	3,777,639
Akamai Technologies, Inc. (b)	2,260	212,485
ANSYS, Inc. (b)	1,337	469,421
AppLovin Corp. - Class A (b)	11,706	3,941,995
Atlassian Corp. - Class A (b)	4,635	1,221,693
Autodesk, Inc. (b)	3,841	1,121,188
Broadridge Financial Solutions, Inc.	1,739	410,439
Cadence Design Systems, Inc. (b)	3,887	1,192,570
Cloudflare, Inc. - Class A (b)	11,619	1,159,925
Datadog, Inc. - Class A (b)	12,927	1,974,599
DocuSign, Inc. (a)(b)	7,583	604,289
Electronic Arts, Inc.	3,078	503,776
Fair Isaac Corp. (b)	372	883,511
Fidelity National Information Services, Inc.	10,346	882,514
Fiserv, Inc. (b)	9,352	2,066,418
HubSpot, Inc. (a)(b)	2,191	1,579,821
Intuit, Inc.	5,042	3,235,603
Jack Henry & Associates, Inc. (a)	1,018	179,351
Manhattan Associates, Inc. (b)	1,281	365,649
Microsoft Corp.	127,107	53,824,730
MicroStrategy, Inc. - Class A (a)(b)	1,506	583,530
MongoDB, Inc. (a)(b)	1,851	596,929
MSCI, Inc.	1,262	769,353
Oracle Corp.	24,850	4,593,274
Palantir Technologies, Inc. - Class A (b)	83,898	5,627,878
Paychex, Inc. (a)	4,084	597,367
PTC, Inc. (b)	2,027	405,522

ROBLOX Corp. - Class A (b)	8,495	425,854
Roper Technologies, Inc.	1,770	1,002,599
Salesforce, Inc.	24,183	7,980,148
ServiceNow, Inc. (b)	5,330	5,593,515
Snowflake, Inc. - Class A (b)	8,157	1,425,844
SS&C Technologies Holdings, Inc.	3,580	276,877
Synopsys, Inc. (b)	2,624	1,465,478
Take-Two Interactive Software, Inc. (b)	1,598	301,031
Twilio, Inc. - Class A (b)	2,901	303,271
Tyler Technologies, Inc. (b)	635	399,523
Veeva Systems, Inc. - Class A (b)	2,626	598,334
Workday, Inc. - Class A (b)	9,501	2,375,155
Zoom Communications, Inc. - Class A (b)	8,050	665,654
		115,594,752

Telecommunications - 1.4%
Arista Networks, Inc. (b)	4,557	1,849,322
AT&T, Inc.	147,507	3,416,262
Cisco Systems, Inc.	42,892	2,539,635
Corning, Inc.	14,406	701,140
Motorola Solutions, Inc.	2,515	1,256,746
T-Mobile US, Inc.	6,484	1,601,159
Verizon Communications, Inc.	51,438	2,280,761
		13,645,025

Transportation - 0.6%
CSX Corp.	20,436	746,936
Expeditors International of Washington, Inc.	1,140	138,670
FedEx Corp.	2,521	763,031
J.B. Hunt Transport Services, Inc.	832	157,339
Norfolk Southern Corp.	2,635	726,865
Old Dominion Freight Line, Inc.	1,909	429,792
Union Pacific Corp.	6,847	1,675,187
United Parcel Service, Inc. - Class B	7,276	987,499
		5,625,319

Water - 0.0%(c)
American Water Works Co., Inc.	2,677	366,588
TOTAL COMMON STOCKS (Cost $724,765,271)		973,389,644

REAL ESTATE INVESTMENT TRUSTS - 1.7%
Alexandria Real Estate Equities, Inc. (a)	3,933	433,535
American Tower Corp.	9,025	1,886,225
AvalonBay Communities, Inc.	1,669	392,799
Crown Castle, Inc.	4,204	446,675
Digital Realty Trust, Inc.	5,142	1,006,238
Equinix, Inc.	1,369	1,343,646
Equity Residential (a)	4,543	348,266
Essex Property Trust, Inc.	706	219,185
Extra Space Storage, Inc.	6,395	1,093,289
Healthpeak Properties, Inc.	8,513	187,201
Host Hotels & Resorts, Inc. (a)	9,241	170,219
Invitation Homes, Inc.	9,506	325,580
Iron Mountain, Inc.	4,534	560,720
Kimco Realty Corp.	8,674	221,794
Mid-America Apartment Communities, Inc.	1,371	225,063
Prologis, Inc.	11,256	1,314,476
Public Storage	1,734	603,519
Realty Income Corp. (a)	21,451	1,241,798
SBA Communications Corp.	1,441	326,026

Simon Property Group, Inc.	4,324	793,886
Sun Communities, Inc.	1,845	233,079
UDR, Inc.	3,378	154,915
Ventas, Inc.	5,039	322,849
VICI Properties, Inc.	16,842	549,218
W.P. Carey, Inc. (a)	2,445	139,512
Welltower, Inc.	20,760	2,868,617
Weyerhaeuser Co.	6,487	209,271
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,307,237)		17,617,601

CONTINGENT VALUE RIGHTS - 0.0%(c)
Healthcare - Products - 0.0%(c)
ABIOMED, Inc., Expires , Exercise Price $0.00(b)(d)	455	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 3.2%
Investments Purchased with Proceeds from Securities Lending - 3.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (e)	30,105,054	30,105,054

Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.56% (e)	1,464,749	1,464,749
TOTAL SHORT-TERM INVESTMENTS (Cost $31,569,803)		31,569,803

TOTAL INVESTMENTS - 102.9% (Cost $771,642,311)		1,022,577,048
Liabilities in Excess of Other Assets - (2.9)%		(29,255,079)
TOTAL NET ASSETS - 100.0%		$993,321,969

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $29,489,966 which represented 3.0% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2024.
(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

SoFi Select 500 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

SoFi Select 500 ETF

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$973,389,644	$—		$—	$973,389,644
Real Estate Investment Trusts	17,617,601	—		—	17,617,601
Contingent Value Rights	—	—		—(a)(b)	—(a)(b)
Investments Purchased with Proceeds from Securities Lending(c)	—	—		—	30,105,054
Money Market Funds	1,464,749	—		—	1,464,749
Total Investments	$992,471,994	$—	$	—(a)(b)	$1,022,577,048

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.
(b)	The level 3 securities (Contingent Value Rights) are fair valued at $0 due to lack of market activity.
(c)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $30,105,054 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Common Stock
Balance as of February 29, 2024	$0	(b)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Corporate actions	—
Balance as of November 30, 2024	$0

Change in unrealized appreciate/depreciation during the period for Level 3 investments held at November 30, 2024:	$—